Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

			December 31, 2017		December 31, 2016
	Fair value hierarchy		Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Notes hedges	3	1)	301	301	258	258
Other financial assets	2		29	29	40	40
Derivative instruments-assets	2		10	10	3	3
Liabilities:
Short-term debt	2		(2)	(2)	(15)	(15)
Short-term debt (bonds)	2		(749)	(755)	(406)	(406)
Long-term debt (bonds)	2		(4,728)	(4,879)	(7,752)	(8,011)
2019 Cash Convertible Senior Notes	2		(1,059)	(1,418)	(1,014)	(1,310)
Other long-term debt	2		(27)	(27)	(1)	(1)
Notes Embedded Conversion Derivative	3	1)	(301)	(301)	(258)	(258)
Derivative instruments-liabilities	2		—	—	(6)	(6)

1)	During the fourth quarter of 2016, the Notes hedges and the Notes Embedded Conversion Derivative were transferred from level 2 to level 3 of the fair value hierarchy.